SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule Of Amounts Receivable
Balance at beginning	$ (538,429)	$ (429,506)	$ (429,506)
Additional amounts	(15,217)	$ (26,703)	(302,067)
Trade receivables written off			186,211
Foreign exchange	(2,802)		6,933
Balance at ending	$ (556,448)		$ (538,429)